Business Segment Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 289.5	$ 282.8	$ 303.6	$ 288.8	$ 300.0	$ 294.4	$ 285.6	$ 259.5	$ 1,164.7	$ 1,139.5	$ 1,086.4
Number of operating segments | segment									3
Total assets	1,732.5				1,858.8				$ 1,732.5	1,858.8
Total long-lived assets	215.7				233.4				215.7	233.4
Total operating earnings	19.4	$ 31.8	$ 35.7	$ 23.2	12.4	$ 30.8	$ 29.5	$ 20.8	110.1	93.5	113.1
Total capital expenditures									31.0	38.6	52.2
Total depreciation and amortization									52.1	54.3	55.9
Corporate [Member]
Segment Reporting Information [Line Items]
Total assets	74.3				80.5				74.3	80.5
Total long-lived assets	6.3				6.2				6.3	6.2
Total operating earnings									(42.4)	(45.8)	(38.1)
Total capital expenditures									1.9	0.6	0.7
Total depreciation and amortization									1.4	1.1	0.9
Advanced Plastic Processing Technologies [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									583.7
Advanced Plastic Processing Technologies [Member] | Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									583.7	594.4	583.6
Total assets	482.3				524.8				482.3	524.8
Total long-lived assets	82.1				96.1				82.1	96.1
Total operating earnings									32.1	16.1	42.4
Total capital expenditures									11.5	12.9	25.3
Total depreciation and amortization									12.9	14.8	16.3
Melt Delivery and Control Systems [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									451.7
Melt Delivery and Control Systems [Member] | Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									451.7	423.9	389.9
Total assets	1,030.6				1,104.5				1,030.6	1,104.5
Total long-lived assets	109.6				113.3				109.6	113.3
Total operating earnings									95.8	102.5	91.4
Total capital expenditures									15.5	23.0	24.4
Total depreciation and amortization									33.4	33.5	33.2
Fluid Technologies [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									129.3
Fluid Technologies [Member] | Segments [Member]
Segment Reporting Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									129.3	121.2	112.9
Total assets	145.3				149.0				145.3	149.0
Total long-lived assets	$ 17.7				$ 17.8				17.7	17.8
Total operating earnings									24.6	20.7	17.4
Total capital expenditures									2.1	2.1	1.8
Total depreciation and amortization									$ 4.4	$ 4.9	$ 5.5